STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2016	May 31, 2015	Aug. 31, 2014	May 31, 2016	May 31, 2015	Aug. 31, 2015
REVENUE	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Software development - related party	30,000	0		60,000	0
General and administrative	634	26	5,000	1,402	26	135
Professional fees	30,334	1,750	5,589	57,151	1,750	3,000
Total operating expenses	60,968	1,776	10,589	118,553	1,776	3,135
NET LOSS FROM OPERATIONS	(60,968)	(1,776)	(10,589)	(118,553)	(1,776)	(3,135)
Gain (Loss) on foreign currency transactions	0	0	0	(35)	0	177
NET LOSS	$ (60,968)	$ (1,776)	$ (10,589)	$ (118,588)	$ (1,776)	$ (2,958)
Net loss per common share - basic and diluted	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.02)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding - basic and diluted	5,761,500	5,000,000	1,630,137	5,761,500	5,000,000	5,280,360